Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Balance Sheets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 9,599,824	$ 12,493,135	$ 38,692,871
Accounts receivable – others, net	12,382,170	7,101,910
Total current assets	75,980,758	70,973,244
Property and equipment, net	4,271,733	4,459,334
Equity investments without readily determinable fair value	1,605,459	1,631,892
Equity method investment, net	766,583	778,721	817,223
Deferred tax assets	1,380,842	1,472,606
Total assets	89,164,526	80,689,350	$ 114,603,853
Current liabilities:
Accrued expenses and other current liabilities	5,017,526	2,526,919
Total current liabilities	72,423,471	54,175,724
VIEs
Current assets:
Cash and cash equivalents	479,309	1,254,459
Accounts receivable – others, net	1,384,102	1,758,057
Others	3,385,334	8,390,567
Total current assets	5,248,745	11,403,083
Property and equipment, net	1,601,260	2,448,148
Equity investments without readily determinable fair value	1,605,459	1,631,892
Equity method investment, net	766,583	778,721
Rental deposits	451,975	590,284
Investment in subsidiaries	38,597,614	41,631,407
Deferred tax assets	1,238,319	1,292,263
Total assets	52,140,328	59,775,798
Right-of-use assets	2,630,373
Current liabilities:
Accrued expenses and other current liabilities	16,886,760	16,561,794
Accounts payable	184,720	189,082
Total current liabilities	17,071,480	16,750,876
Non-current liabilities	741,269	3,197
Total third-party liabilities	17,812,749	16,754,073
Inter-company liabilities (assets)	$ (9,272,913)	$ (9,782,857)